Tangible Assets And Assets Under Construction	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Tangible Assets And Assets Under Construction

NOTE 10: TANGIBLE ASSETS AND ASSETS UNDER CONSTRUCTION

Tangible assets

Tangible assets consist of the following:

Tanker vessels, barges and pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$521,036	$(177,820)	$343,216
Additions	2,403	(18,985)	(16,582)
Impairment loss	–	(2,569)	(2,569)
Write-down	(2,064)	866	(1,198)
Balance December 31, 2019	$521,375	$(198,508)	$322,867
Additions	1,931	(18,475)	(16,544)
Write-down	(308)	–	(308)
Balance December 31, 2020	$522,998	$(216,983)	$306,015
Additions	2,445	(20,315)	(17,870)
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	51,461	–	51,461
Balance December 31, 2021	$552,135	$(231,925)	$320,210

Deferred dry dock and special survey costs	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$46,047	$(34,889)	$11,158
Additions	5,138	(5,166)	(28)
Balance December 31, 2019	$51,185	$(40,055)	$11,130
Additions	4,296	(3,959)	337
Balance December 31, 2020	$55,481	$(44,014)	$11,467
Additions	6,774	(4,122)	2,652
Balance December 31, 2021	$62,255	$(48,136)	$14,119

Dry port terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$224,170	$(27,318)	$196,852
Additions	602	(6,866)	(6,264)
Balance December 31, 2019	$224,772	$(34,184)	$190,588
Additions	870	(6,915)	(6,045)
Write-down	(88)	76	(12)
Balance December 31, 2020	$225,554	$(41,023)	$184,531
Additions	1,510	(7,274)	(5,764)
Disposal	(130)	169	39
Transfers from assets under construction	3,803	–	3,803
Balance December 31, 2021	$230,737	$(48,128)	$182,609

Oil storage plant and port facilities for liquid cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$29,190	$(12,457)	$16,733
Additions	–	(320)	(320)
Balance December 31, 2019	$29,190	$(12,777)	$16,413
Additions	–	(301)	(301)
Balance December 31, 2020	$29,190	$(13,078)	$16,112
Additions	10	(355)	(345)
Transfers from assets under construction	1,843	–	1,843
Balance December 31, 2021	$31,043	$(13,433)	$17,610

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$7,396	$(4,523)	$2,873
Additions	434	(437)	(3)
Balance December 31, 2019	$7,830	$(4,960)	$2,870
Additions	488	(672)	(184)
Balance December 31, 2020	$8,318	$(5,632)	$2,686
Additions	385	(491)	(106)
Balance December 31, 2021	$8,703	$(6,123)	$2,580

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$827,839	$(257,007)	$570,832
Additions	8,577	(31,774)	(23,197)
Write-down	(2,064)	866	(1,198)
Impairment loss	–	(2,569)	(2,569)
Balance December 31, 2019	$834,352	$(290,484)	$543,868
Additions	7,585	(30,322)	(22,737)
Write-down	(396)	76	(320)
Balance December 31, 2020	$841,541	$(320,730)	$520,811
Additions	11,124	(32,557)	(21,433)
Disposal	(130)	169	39
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	57,107	–	57,107
Balance December 31, 2021	$884,873	$(347,745)	$537,128

Certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2021, 2020 and 2019, the net book value of such assets was $118,438, $101,145, $88,573, respectively.

As of December 31, 2021, after considering certain impairment indicators that affected the way the tanker vessels Malva H and Sara H are expected to be used, the Company performed an impairment assessment in accordance with its accounting policy (Note 2). The estimated recoverable amounts were lower than the respective carrying amounts of each vessel and, consequently, an aggregate impairment loss of $19,396 was recognized in the consolidated statement of (loss)/income for the year ended December 31, 2021, as illustrated below:

	As of and for the year ended December 31, 2021
Vessel	Initial carrying amount	Impairment loss	Net book value (fair value)
Malva H	9,036	(5,786)	3,250
Sara H	17,860	(13,610)	4,250

No impairment loss was recognized during the year ended December 31, 2020.

As of December 31, 2019, after considering certain impairment indicators that affected the way the tanker vessel Malva H is expected to be used, the Company performed an impairment assessment in accordance with its accounting policy (Note 2). The estimated recoverable amount was lower than the respective carrying amount of such vessel and, consequently, an impairment loss of $2,569 was recognized in the consolidated statements of (loss)/income for the year ended December 31, 2019, as illustrated below:

	As of and for the year ended December 31, 2019
Vessel	Initial carrying amount	Impairment loss	Net book value (recoverable amount)
Malva H	12,187	(2,569)	9,618

Since 2018, Navios Logistics acquired approximately 9.0 hectares of undeveloped land located in the Port Murtinho region of Brazil. Navios Logistics plans to develop this land for its port operations, for a total cost of $1,580.

Assets under construction

During the first quarter of 2021, Navios Logistics completed the construction of six liquid barges and a total of $19,501 was transferred to “Tangible assets” in its consolidated statement of financial position of which capitalized interest amounted to $1,062. As of December 31, 2020, the total amount included in “Assets under construction” was $16,696 for the construction of these barges. Capitalized interest included in “Assets under construction” for the construction of these barges amounted to $611 as of December 31, 2020.

During the first quarter of 2021, Navios Logistics completed the construction of two new tanks in its liquid port terminal and a total of $1,843 was transferred to “Tangible assets” in its consolidated statement of financial position. As of December 31, 2020, Navios Logistics had paid $1,285 for the construction of two new tanks in its liquid port terminal.

As of December 31, 2021, Navios Logistics had paid $713 for capitalized expenses for the development of its port operations in the Port Murtinho region of Brazil.

In the fourth quarter of 2020, Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “2020 Fleet”), for a purchase price of $30,000. The acquisition was completed on March 22, 2021. As of December 31, 2021, a total of $31,960 was transferred to “Tangible assets” in Navios Logistics’ consolidated statement of financial position.

During the second quarter of 2021, Navios Logistics completed the installation of a crane in its grain port terminal and a total of $3,803 was transferred to “Tangible assets” in its consolidated statement of financial position. As of December 31, 2020, Navios Logistics had paid $723 for the construction of a crane in its grain port terminal.